Schedule I—Parent Company Financial Information (Details) - Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000	5,000,000